Additional disclosures to financial instruments - Gains and losses (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Additional disclosures to financial instruments
Financial asset measured at amortized cost	€ (31)
Total interest expense	(3)
Other operating income from change of impairment	182
Other operating income from unrealized foreign currency translation	50
Other operating expense from change of impairment	(120)
Other operating expense from unrealized foreign currency translation	(140)
Financial asset measured at fair value through profit or loss	94
Total interest income	171
Total interest expense	(10)
Other operating income from unrealized foreign currency translation	32
Other operating expense from unrealized foreign currency translation	(99)
Financial liabilities measured at amortized cost	(1,769)
Total interest expense	(1,769)
Other operating income from unrealized foreign currency translation	3
Other operating expense from unrealized foreign currency translation	(3)
Financial liabilities measured at fair value through profit or loss	(808)
Total interest expense	(808)
Total	€ (2,514)